Goodwill, Intangible Assets and Contract Liabilities	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Intangible Assets and Contract Liabilities

14) Goodwill, Intangible Assets and Contract Liabilities

(a) Goodwill

Goodwill arose in 2008 when TSSI acquired the remaining 50% interest in the majority of KNOT’s vessels, including the Windsor Knutsen and the three other Vessels of the Partnership under construction, in a transaction that was accounted for as a step acquisition. The goodwill increased in June 2014, in connection with the acquisition of the Hilda Knutsen and the Torill Knutsen; see Note 22—Business Acquisitions and see Note 2(a)—Summary of Significant Accounting Policies—Basis of Preparation for a discussion on the allocation method.

The carrying amount of goodwill that was allocated to the Partnership was $6,217 and $5,750 as of December 31, 2014 and 2013, respectively. In 2014 and 2013, the Partnership conducted a goodwill impairment review and concluded that no impairment had occurred

(b) Intangible Assets and Contract Liabilities

The Partnership’s identified finite-lived intangible assets associated with contractual rights for a charter of a Vessel obtained in connection with a step acquisition in 2008 that had favorable contractual terms relative to market as of the acquisition date. The finite-lived intangible assets of $533 were fully amortized as of December 31, 2010. In addition, as part of that transaction, unfavorable contractual rights for charters of two of the Vessels that had unfavorable contractual terms were identified. The unfavorable contract rights are amortized over the period of the contract to time charter and bareboat revenues as follows:

(U.S. Dollars in thousands)	Balance as of December 31, 2012	Amortization for the year ended December 31, 2013	Balance as of December 31, 2013	Amortization for the year ended December 31, 2014	Balance as of December 31, 2014
Contract liabilities:
Unfavorable contract rights	$(15,829)	$1,518	$(14,311)	$1,518	$(12,793)

Total amortization income		$1,518		$1,518

Accumulated amortization for contract liabilities was $5,422 and $3,904 as of December 31, 2014 and 2013, respectively.

The amortization of contract liabilities that is classified under time charter and bareboat revenues for the next five years is expected to be as follows:

(U.S. Dollars in thousands)	2015	2016	2017	2018	2019 and thereafter
Contract liabilities:
Unfavorable contract rights	$(1,518)	$(1,518)	$(1,518)	$(1,518)	$(6,721)